21. LEASING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Leasing Transactions
Schedule of right to use	The breakdown of the balance for each type of asset identified is as follows:

	Dec. 31, 2019	Jan 1, 2019
Real estate property	206	238
Vehicles	71	104
	277	342

Schedule of changes in the asset right to use

Changes in the right-of-use assets are as follows:

	Real estate property	Vehicles	Total
January 1, 2019	238	104	342
Addition	28	4	32
Disposals (contracts terminated)	(13)	-	(13)
Amortization (1)	(37)	(39)	(76)
Remeasurement (2)	(10)	2	(8)
Balances at December 31, 2019	206	71	277

(1)	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments ofR$5.
(2)	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

Schedule of changes in the liabilities for leasing transactions

The changes in the lease liabilities are as follows:

2019
January 1, 2019 (1)	342
Addition	32
Disposals (contracts terminated)	(13)
Accrued interest (2)	36
Payment of principal portion of lease liability	(96)
Payment of interest	(5)
Remeasurement (3)	(8)
Balances at December 31, 2019	288
Current liabilities	85
Non-current liabilities	203

(1)	The Company’s incremental borrowing rate applied to the lease liability recognized in the statement of financial position on the date of the initial application varied between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years. The rates applied to the contracts entered into during 2019 were 6.87% p.a., 7.33% p.a. and 8.08% p.a., for contracts with maturities, respectively, of up to three years, three to four years, and over four years. To determine the incremental borrowing rate, the Company used as a reference quotations obtained from financial institutions, these being a function of the Company’s credit risk, and market conditions on the date of contracting.
(2)	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2.
(3)	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.

Schedule of potential right to recovery

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	704	288
Potential PIS/Pasep and Cofins (9.25%)	56	18

Schedule of maturity of its contracts

The cash flows of the contracts containing a lease are, in their majority, indexed to the IPCA inflation index on an annual basis. Below is an analysis of maturity of lease contracts:

2020	86
2021	58
2022	26
2023	26
2024	26
2025 at 2045	482
Undiscounted values	704
Embedded interest	(416)
Lease liabilities	288